Debt - Securitization Transactions (Details)					1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 09, 2017 USD ($)	May 09, 2017 USD ($)	Mar. 09, 2017 USD ($)	Feb. 06, 2017 USD ($)	Apr. 30, 2017 USD ($) property loan	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) loan	Apr. 30, 2015 USD ($) loan	Jan. 31, 2015 USD ($) loan	Nov. 30, 2014 USD ($) loan	Aug. 31, 2014 USD ($) loan	May 30, 2014 USD ($) loan	Nov. 30, 2013 USD ($) loan
Debt Instrument [Line Items]
Repayments of secured debt						$ 2,083,012,000	$ 30,738,000	$ 46,817,000	$ 17,964,000	$ 4,791,000
Secured Debt
Debt Instrument [Line Items]
Debt instrument, unamortized discount						3,521,000		55,000
Repayments of secured debt						2,083,012,000	$ 30,738,000	42,099,000	13,173,000	$ 0
Secured Debt | IH1 2013-1
Debt Instrument [Line Items]
Number of loans | loan																	6
Debt instrument, face amount																	$ 479,137,000
Debt instrument, number of loans sold at par | loan																	6
Secured Debt | IH1 2014-1
Debt Instrument [Line Items]
Number of loans | loan																6
Debt instrument, face amount																$ 993,738,000
Debt instrument, number of loans sold at par | loan																6
Repayments of long-term debt			$ 260,000,000	$ 291,500,000
Secured Debt | IH1 2014-2
Debt Instrument [Line Items]
Debt instrument, face amount															$ 719,935,000
Debt instrument, number of loans sold at par | loan															7
Debt instrument, number of loans bearing variable interest rate | loan															6
Debt instrument, number of loans bearing fixed interest rate | loan															1
Debt instrument, unamortized discount								0	1,325,000						$ 3,970,000
Secured Debt | IH1 2014-3
Debt Instrument [Line Items]
Debt instrument, face amount														$ 769,322,000
Debt instrument, number of loans sold at par | loan														7
Repayments of long-term debt	$ 100,000,000	$ 510,000,000
Debt instrument, number of loans bearing variable interest rate | loan														6
Debt instrument, number of loans bearing fixed interest rate | loan														1
Debt instrument, unamortized discount								0	3,279,000					$ 7,235,000
Secured Debt | IH2 2015-1
Debt Instrument [Line Items]
Number of loans | loan													7
Debt instrument, face amount													$ 540,854,000
Debt instrument, number of loans sold at par | loan													6
Debt instrument, unamortized discount						0		$ 55,000	$ 351,000				$ 622,000
Secured Debt | IH2 2015-2
Debt Instrument [Line Items]
Number of loans | loan												7
Debt instrument, face amount												$ 636,686,000
Secured Debt | IH2 2015-3
Debt Instrument [Line Items]
Number of loans | loan											7
Debt instrument, face amount											$ 1,193,950,000
Secured Debt | IH1 2017-1
Debt Instrument [Line Items]
Number of loans | loan					2
Debt instrument, face amount					$ 1,000,000,000
Debt instrument, unamortized discount					$ 3,580,000	$ 3,521,000
Debt instrument, term					10 years
Number of real estate properties collateralized | property					7,204
Debt instrument, interest rate, stated percentage						4.17%
Secured Debt | Class G Certificates
Debt Instrument [Line Items]
Debt instrument, loan principal as a percentage of mortgage pool						5.00%		5.00%
Debt instrument, interest rate, stated percentage						0.0005%		0.0005%
Secured Debt | Class A Certificates | IH1 2017-1
Debt Instrument [Line Items]
Debt instrument, loan principal as a percentage of mortgage pool						5.00%